PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.    PROPERTY, PLANT AND EQUIPMENT

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2017
Opening net carrying amount	27,918,175	45,522,495	656,467	100,202	16,174,232	90,371,571
Reclassifications and internal transfers	5,334,951	9,722,364	9,064	11,439	(15,077,818)	—
Transfer to intangible assets (note 5)	—	—	—	—	(76,179)	(76,179)
Transfer to land use rights (note 8)	—	—	—	—	(396,398)	(396,398)
Transfer to investment properties (note 7)	(157,150)	—	—	—	—	(157,150)
Additions	8,941	1,068,129	36,667	47,804	9,602,162	10,763,703
Acquisition of subsidiaries	889,597	2,600,315	3,410	1,714	99,934	3,594,970
Disposal of subsidiaries	(86,945)	(62,814)	(5,269)	(2,114)	(108,479)	(265,621)
Disposals	(37,678)	(1,140,096)	(13,084)	(1,123)	(334,329)	(1,526,310)
Government grants	(3,585)	(105,979)	—	-	—	(109,564)
Depreciation	(1,577,363)	(4,803,886)	(145,287)	(28,239)	—	(6,554,775)
Impairment losses	(564)	(15,636)	—	—	—	(16,200)
Currency translation differences	(156)	(196)	(60)	(58)	—	(470)

Closing net carrying amount	32,288,223	52,784,696	541,908	129,625	9,883,125	95,627,577

As at December 31, 2017
Cost	48,990,555	101,005,277	2,873,825	561,597	9,995,123	163,426,377
Accumulated depreciation and impairment	(16,702,332)	(48,220,581)	(2,331,917)	(431,972)	(111,998)	(67,798,800)

Net carrying amount	32,288,223	52,784,696	541,908	129,625	9,883,125	95,627,577

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2018
Opening net carrying amount	32,288,223	52,784,696	541,908	129,625	9,883,125	95,627,577
Reclassifications and internal transfers	3,204,611	3,600,371	75,277	5,149	(6,885,408)	—
Government grants	(468)	(113,481)	—	—	—	(113,949)
Transfer to intangible assets (note 5)	—	—	—	—	(525,216)	(525,216)
Transfer to land use rights (note 8)	—	—	—	—	(382,242)	(382,242)
Transfer to investment properties (note 7)	(11,039)	—	—	—	—	(11,039)
Transfer from investment properties (note 7)	21,773	—	—	—	—	21,773
Additions	230,243	1,998,717	31,668	48,912	8,025,615	10,335,155
Acquisition of subsidiaries	4,633,728	4,026,062	17,443	5,937	3,149,060	11,832,230
Disposal of subsidiaries	—	(472)	(101)	(53)	(8,893)	(9,519)
Disposals	(251,212)	(2,505,158)	(39,827)	(3,347)	(275,391)	(3,074,935)
Depreciation	(1,266,607)	(6,087,890)	(116,807)	(28,018)	—	(7,499,322)
Impairment losses	—	(7,061)	—	—	(389)	(7,450)
Currency translation differences	99	146	34	27	—	306

Closing net carrying amount	38,849,351	53,695,930	509,595	158,232	12,980,261	106,193,369

As at December 31, 2018
Cost	56,620,994	103,608,492	2,538,835	603,593	13,092,648	176,464,562
Accumulated depreciation and impairment	(17,771,643)	(49,912,562)	(2,029,240)	(445,361)	(112,387)	(70,271,193)

Net carrying amount	38,849,351	53,695,930	509,595	158,232	12,980,261	106,193,369

For the years ended December 31, 2016, 2017 and 2018, depreciation expenses recognized in profit or loss are analyzed as follows:

	2016	2017	2018
Cost of sales	6,399,010	6,387,773	7,291,380
General and administrative expenses	181,708	160,076	201,337
Selling and distribution expenses	9,530	6,926	6,605

	6,590,248	6,554,775	7,499,322

As at December 31, 2018, the Group was in the process of applying for the ownership certificates of buildings with a net carrying value of RMB5,639 million (December 31, 2017: RMB6,942 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as at the date of approval of these financial statements.

As at December 31, 2018, the carrying value of these buildings only represented approximately 2.81% of the Group’s total asset value (December 31, 2017: 3.47%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above buildings, and that there is no material adverse impact on the overall financial position of the Group.

For the year ended December 31, 2018, interest expenses of RMB518 million (2016: RMB414 million, 2017: RMB344 million) (note 28) arising from borrowings attributable to the construction of property, plant and equipment during the year were capitalized at an annual rate ranging from 4.54% to 7.00% (2016: 3.85% to 6.00%, 2017: 4.41% to 8.00%) (note 28), and were included in additions to property, plant and equipment.

As at December 31, 2018, the Group has pledged property, plant and equipment at a net carrying value amounting to RMB4,168 million (December 31, 2017: RMB5,799 million) for bank and other borrowings as set out in note 24 to the financial statements.

As at December 31, 2018, the carrying value of temporarily idle property, plant and equipment of the Group was RMB675 million (December 31, 2017: RMB2,530 million).

The cost of the Group’s fixed assets held under finance leases included in the total amounts of the machinery and construction in progress at December 31, 2018 were RMB10,678 million (2017: RMB9,955 million) and RMB112 million (2017: RMB100 million), respectively. The accumulated depreciation of the Group’s fixed assets held under finance leases amounted to RMB2,011 million (2017: RMB1,908 million).

Impairment testing for property, plant and equipment

When any indicators of impairment are identified, property, plant and equipment are reviewed for impairment based on each CGU. The CGU is an individual plant or entity. The carrying values of these individual plants or entities were compared to the recoverable amounts of the CGUs, which were based predominantly on value in use. Value-in-use calculations use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the same cash flow projections of the fifth year. Other key assumptions applied in the impairment testing include the expected product price, demand for the products, product cost and related expenses. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopts a pre-tax and non-inflation rate of 10.16% (2017: 10.16%) that reflects specific risks related to the CGUs as discount rates. The assumptions above are used in analysing the recoverable amounts of the CGUs within operating segments.

For the CGUs with indicators of impairment identified, the assets were not further impaired during the current year based on the impairment testing (2017: Nil).

In addition to the CGUs for which impairment was tested based on value in use,  the Group also assessed the recoverable amounts for property, plant and equipment about to be disposed or abandoned, and impairment losses of RMB7 million were provided during the year ended December 31, 2018 (2016: RMB57 million, 2017: RMB16 million).